Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables	Trade and Other Receivables
	December 31,	December 31,
	2024	2023
Trade accounts receivable	$356,105	$155,785
Sales taxes receivable	14,432	39,111
Other receivables	—	89,617
	$370,537	$284,513